Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
As reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share (in Dollars per share)	$ (26.26)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share (in Dollars per share)	0.50
As revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Diluted loss per share (in Dollars per share)	$ (25.76)